Financial assets and liabilities - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Carrying amount	$ 11,223,000	$ 10,263
Future cash flows	12,889,000	12,531
Less than 1 year
Financial assets and liabilities
Future cash flows	6,257,000	3,458
Between 1 year and 5 years
Financial assets and liabilities
Future cash flows	6,632,000	9,073
Accounts payable and accrued liabilities
Financial assets and liabilities
Carrying amount	3,282,000	2,033,000
Future cash flows	3,282,000	2,033,000
Accounts payable and accrued liabilities | Less than 1 year
Financial assets and liabilities
Future cash flows	3,282,000	2,033,000
Lease liabilities
Financial assets and liabilities
Carrying amount	837,000	1,056,000
Future cash flows	904,000	1,174,000
Lease liabilities | Less than 1 year
Financial assets and liabilities
Future cash flows	298,000	291,000
Lease liabilities | Between 1 year and 5 years
Financial assets and liabilities
Future cash flows	606,000	883,000
Long-term debt
Financial assets and liabilities
Carrying amount	7,104,000	7,174,000
Future cash flows	8,703,000	9,324,000
Long-term debt | Less than 1 year
Financial assets and liabilities
Future cash flows	2,677,000	1,134,000
Long-term debt | Between 1 year and 5 years
Financial assets and liabilities
Future cash flows	$ 6,026,000	$ 8,190,000